Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 24,950	$ 9,273
Deposits and prepaid expenses - short term	64,613	62,122
Other receivables	8,780	3,750
Loan receivable	0	1,290,000
Marketable securities	1,819,800	454,219
Total current assets	1,918,143	1,819,364
Non-current assets
Deposits and prepaid expenses - long term	32,029	57,843
Loan receivable	644,990	543,979
Sage Ranch	5,456,419	1,851,487
Power project acquisition and development costs	7,001,549	6,163,504
Total assets	15,053,130	10,436,177
Current liabilities
Accounts payable and accrued liabilities	4,855,747	5,536,070
Loans payable	718,238	647,762
Total liabilities	5,573,985	6,183,832
Shareholders' equity
Share capital	25,490,912	20,199,151
Reserves	7,797,368	5,701,567
Accumulated other comprehensive income	1,033,389	431,017
Deficit	(24,842,524)	(22,079,390)
Total shareholders' equity	9,479,145	4,252,345
Total liabilities and shareholders' equity	$ 15,053,130	$ 10,436,177